Note 19 - Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Trade and other receivables [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current receivables
Trade receivables	4,959	3,112	6,193	5,899
Contract assets	2,723	3,382	3,929	1,800
Prepayments	2,837	432	2,919	628
Other receivables	2,011	5,475	1,951	2,072
Current tax receivable	182	155	-	-
Total	12,712	12,556	14,992	10,399

Analysis of trade receivable [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Trade and other receivables	4,959	3,119	6,195	5,929
Less: credit note provision	-	(7)	(2)	(30)
Total	4,959	3,112	6,193	5,899

Credit risk for trade receivables by geographic region [Text Block]
	As at June 30 2021			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
USA	-	-	108	78
United Kingdom	-	-	-	-
Australia	4,349	3,112	6,085	5,821
Netherlands	610	-	-	-
Total	4,959	3,112	6,193	5,899

Aging of trade receivables [Text Block]
	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
0-90 days	4,918	3,055	6,093	5,765
Greater than 90 days	41	57	100	134
Total	4,959	3,112	6,193	5,899